Offerings - Offering: 1	Sep. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	3,571,429
Proposed Maximum Offering Price per Unit	2.5165
Maximum Aggregate Offering Price	$ 8,987,501.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,241.17
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock") of Greenwave Technology Solutions, Inc. (the "Company") that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market on September 16, 2026 (such date being within five business days of the date that this registration statement on Form S-1 was filed with the U.S. Securities and Exchange Commission).